Share Capital	3 Months Ended
Mar. 31, 2018
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Share Capital

Note 7—Share Capital

The share capital of Ascendis Pharma A/S consists of 41,523,765 shares at a nominal value of DKK 1, all in the same share class.

On February 26, 2018, the Company completed the sale and issuance of 4,539,473 ADSs in a public offering, increasing the Company’s share capital from 36,984,292 shares to 41,523,765 shares.